U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

               Read instructions at end of Form before preparing Form.
                             Please print or type.

 1.  Name and address of issuer:

      RidgeWorth Funds
      3333 Piedmont Road, NE, Suite 1500
      Atlanta, Georgia 30305


 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
     of the issuer, check the box but do not list series or classes):     []

      Fund name:
      Aggressive Growth Allocation Strategy
      Virginia Intermediate Municipal Bond Fund
      U.S. Government Securities Ultra-Short Bond Fund
      U.S. Government Securities Fund
      Ultra-Short Bond Fund
      Total Return Bond Fund
      Small Cap Growth Stock Fund
      Short-Term Bond Fund
      Seix High Yield Fund
      Seix Floating Rate High Income Fund
      Small Cap Value Equity Fund
      Limited Duration Fund
      Limited-Term Federal Mortgage Securities Fund
      Short-Term Municipal Bond Fund
      Mid-Cap Value Equity Fund
      North Carolina Tax-Exempt Bond Fund
      Large Cap Value Equity Fund
      Moderate Allocation Strategy
      Aggressive Growth Stock Fund
      Conservative Allocation Strategy .
      Core Bond Fund
      Corporate Bond Fund
      Georgia Tax-Exempt Bond Fund
      Growth Allocation Strategy
      High Grade Municipal Bond Fund
      High Income Fund
      Intermediate Bond Fund
      International Equity Fund
      Investment Grade Tax-Exempt Bond Fund
      Large Cap Growth Stock Fund
      International Equity Index Fund (Liquidated 1/23/15)
      Short-Term U.S. Treasury Securities Fund
      Select Large Cap Growth Stock Fund

 3.  Investment Company Act File Number:  811-06557

     Securities Act File Number:  033-45671

 4(a).  Last day of fiscal year for which this notice is filed: 3/31/2015

 4(b). [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
           (See Instruction A.2)

        Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [] Check box if this is the last time the issuer will be filing this Form.


        Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

 5.  Calculation of registration fee:

   (i)   Aggregate sale price of securities sold during
         the fiscal year pursuant to section 24(f):          $ 9,288,101,941

   (ii)  Aggregate price of securities redeemed or
         repurchased during the fiscal year:        $ 12,566,532,937

   (iii) Aggregate price of securities redeemed or
         repurchased during any prior fiscal year ending
         no earlier than October 11, 1995 that were not
         previously used to reduce registration fees
         payable to the Commission:                 $ 16,499,483,663

   (iv)  Total available redemption credits
         [add Items 5(ii) and 5(iii)]:                    - $ 29,066,016,600

   (v)   Net sales - if Item 5(i) is greater than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:                           $ 0

   (vi)  Redemption credits available for use in future years
         - if Item 5(i) is less than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:             $ -19,777,914,659

   (vii) Multiplier for determining registration fee
         (See Instruction C.9):                                  X 0.0001162

   (viii) Registration fee due [multiply
          Item 5(v) by Item 5(vii)]
          (enter "0" if no fee is due):                             = $ 0.00

 6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

     If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal years, then state that number here: 0

 7.  Interest due - if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (see Instruction D):                 +  $ 0

 8.  Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:                                            =  $ 0

 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

           Method of Delivery:

                       []   Wire Transfer

                       []   Mail or other means


                                  SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*

               /s/   Denise Lewis
                   -------------------------------------------------------------
                     Denise Lewis, Treasurer, RidgeWorth Funds
                   -------------------------------------------------------------


     Date: June 26, 2015
           -----------------

          * Please print the name and title of the signing officer below the signature.